Schedule of Investments
February 28, 2022 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.87%

Communications Equipment, Nec - 2.01%
Lumentum Holdings, Inc. (2)	32,050	3,168,463

Construction, Mining & Materials Handling Machinery & Equipment - 8.66%
Manitowoc Co., Inc. (2)	827,850	13,684,361

Dental Equipment & Supplies - 3.98%
Envista Holdings Corp. (2)	130,925	6,284,400

Drawing & Insulating of Nonferrous Wire - 1.65%
Corning, Inc.	64,600	2,609,840

Electronic & Other Electrical Equipment (No Computer Equipment) - 5.44%
General Electric Co.	89,975	8,593,512

Fire, Marine & Casulty Insurance - 4.38%
Berkshire Hathaway, Inc. Class B (2)	18,900	6,075,405
Fairfax Financial Holdings, Ltd. (Canada)	1,725	837,970

		6,913,375

Industrial Instruments For Measurement, Display, and Control - 14.41%
Cognex Corp.	239,400	16,173,864
Danaher Corp.	24,025	6,592,700

		22,766,564

Industrial Trucks, Tractors, Trailors & Stackers - 1.97%
Terex Corp.	75,500	3,116,640

Land Subdividers & Developers (No Cemeteries) - 10.99%
The St. Joe Co.	321,525	17,371,996

Miscellaneous Fabricated Metal Producs - 0.94%
Parker-Hannifin Corp.	5,025	1,489,360

Motor Vehicle Parts & Accessories - 0.30%
Modine Manufacturing Co. (2)	47,350	478,235

National Commerical Banks - 1.34%
Bank of America Corp.	10,150	448,630
JPMorgan Chase & Co.	14,900	2,112,820

		2,561,450

Office Furniture - 4.03%
MillerKnoll, Inc.	163,750	6,366,600

Optical Instruments & Lenses - 1.54%
II-VI, Inc. (2)	35,125	2,439,782

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.06%
Rogers Corp. (2)	350	95,550

Printed Circuit Boards - 1.36%
Kimball Electronics, Inc. (2)	125,025	2,155,431

Pumps & Pumping Equipment - 4.10%
Colfax Corp. (2)	160,975	6,472,805

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	15	46,069

Retail-Eating Places - 1.42%
Chipotle Mexican Grill, Inc. (2)	1,470	2,239,324

Retail- Home Furniture, Furnishings & Equipment Stores - 5.84%
The Container Store Group, Inc. (2)	1,045,325	9,230,220

Retail- Variety Stores - 2.27%
Costco Wholesale Corp.	6,900	3,582,825

Services-Business Services, Nec - 3.00%
Global Payments, Inc.	35,600	4,748,328

Services-Prepackaged Software - 2.29%
National Instruments Corp.	90,045	3,615,307

Steel Works, Blast Furnaces & Rolling Mills (Coke Oven) - 4.07%
Nucor Corp.	48,900	6,436,218

Telephone & Telegraph Apparatus - 2.10%
Ciena Corp. (2)	48,600	3,325,212

Telephone Communications (No Radiotelephone) - 7.44%
Lumen Technologies, Inc.	1,135,450	11,763,262

Textile Mill Products - 1.33%
Interface, Inc.	160,925	2,100,071

Totalizing Fluid Meters & Counting Devices - 1.66%
Vontier Corp.	107,650	2,615,895

Trucking (No Local) - 0.97%
Yellow Corp. (2)	170,450	1,535,754

Total Common Stock	(Cost $ 93,977,845)	157,806,850

Money Market Registered Investment Companies - 0.17%

Federated Hermes Government Obligation Fund - Institutional Class - 0.03% (3)	275,897	275,897

Total Money Market Registered Investment Companies	(Cost $ 275,897)	275,897

Total Investments - 100.04%	(Cost $ 94,253,741)	158,082,747

Liabilities in Excess of Other Assets - -0.04%		(63,242)

Total Net Assets - 100.00%		158,019,504

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$158,082,747	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$158,082,747	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at February 28, 2022.